Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024
Reclassification of warrant liabilities to equity	6,912
Balance, September 30, 2025		3,360
Conversion to Class A Common Stock in the Merger					$ 1,522
Issuance of inducement warrants				155
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024	1,240	1,240	$ 1,680	1,680
Reclassification of warrant liabilities to equity
Issuance of notes payable measured at fair value
Issuance of Preferred Stock
Issuance of Preferred Stock warrants
Change in fair value included in net loss		(960)	(490)	(440)	(31,879)
Balance, September 30, 2025		280	1,190	1,240	1,680
Sale of warrants in the April 2025 Offering
Modification of warrants in connection with private placement
Exercise of warrants
Liabilities recognized in the Merger					33,559
Other warrants issued
Conversion to Class A Common Stock in the Merger
Settlement of liability
Issuance of inducement warrants
Modification of warrants
Liability Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024	6,859	6,859	2,139	2,139
Reclassification of warrant liabilities to equity		(6,912)
Issuance of notes payable measured at fair value
Issuance of Preferred Stock
Issuance of Preferred Stock warrants		2,780
Change in fair value included in net loss		320	(1,237)	(804)	(1,415)
Balance, September 30, 2025		3,047	3,756	6,859	2,139
Sale of warrants in the April 2025 Offering			2,853	2,853	6,397
Modification of warrants in connection with private placement			721
Exercise of warrants			(720)	(4,242)	(3,393)
Liabilities recognized in the Merger					150
Other warrants issued					732
Conversion to Class A Common Stock in the Merger
Settlement of liability					(332)
Issuance of inducement warrants				5,699
Modification of warrants				1,214
Notes Payable Measured at Fair Value [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024
Reclassification of warrant liabilities to equity
Issuance of notes payable measured at fair value		3,333
Issuance of Preferred Stock
Issuance of Preferred Stock warrants
Change in fair value included in net loss		27
Balance, September 30, 2025		3,360
Bifurcated Conversion Feature Derivative [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024
Issuance of notes payable measured at fair value
Issuance of Preferred Stock		927
Issuance of Preferred Stock warrants
Change in fair value included in net loss
Balance, September 30, 2025		927
PIPE Make Whole Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024
Change in fair value included in net loss					(830)
Balance, September 30, 2025
Sale of warrants in the April 2025 Offering
Exercise of warrants
Liabilities recognized in the Merger					2,071
Other warrants issued
Conversion to Class A Common Stock in the Merger
Settlement of liability					(1,241)
Issuance of inducement warrants
Modification of warrants
SAFEs [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024					1,512
Change in fair value included in net loss					10
Balance, September 30, 2025
Sale of warrants in the April 2025 Offering
Exercise of warrants
Liabilities recognized in the Merger
Other warrants issued
Conversion to Class A Common Stock in the Merger					(1,522)
Settlement of liability
Issuance of inducement warrants
Modification of warrants